Shareholdings by the board of Directors and Executive Management (Details) kr in Millions	6 Months Ended
	Jun. 30, 2020 EquityInstruments DKK (kr) shares	Jun. 30, 2019 DKK (kr) shares
Shareholdings By Board Of Directors And Executive Management [Line items]
Granted	49,323	49,360
Exercised	(272,078)	(192,572)
Outstanding at beginning of period | kr	307,907	218,902
Granted | kr	22,672	15,431
Outstanding at end of period | kr	284,647	207,091
Board of Directors And Executive Management [Member]
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	799,435
Acquired	12,700
Sold	3,671
Transfers	(113,494)
Balance at end of period	694,970
Balance at beginning of period	410,135
Granted	7,771
Exercised	(16,938)
Cancelled	(28,424)
Transfers	(206,333)
Balance at end of period	166,211
Board of Directors
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	50,690
Acquired	6,588
Sold	3,671
Transfers	(32,320)
Balance at end of period	21,287
Balance at beginning of period	62,334
Exercised	(16,938)
Transfers	(20,000)
Balance at end of period	25,396
Mats Pettersson
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	32,007
Acquired	786
Transfers	(32,793)
Balance at beginning of period	20,000
Transfers	(20,000)
Anders Gersel Pedersen
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	8,718
Acquired	589
Balance at end of period	9,307
Balance at beginning of period	20,000
Exercised	(10,000)
Balance at end of period	10,000
Pernille Erenbjerg
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	3,178
Acquired	393
Balance at end of period	3,571
Paolo Paoletti
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	3,337
Acquired	393
Sold	2,700
Balance at end of period	1,030
Rolf Hoffmann
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	1,050
Acquired	1,121
Balance at end of period	2,171
Deirdre P. Connelly
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	2,200
Acquired	1,121
Balance at end of period	3,321
Jonathan Peacock
Shareholdings By Board Of Directors And Executive Management [Line items]
Transfers	473
Balance at end of period	473
Peter Storm Kristensen
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	200
Acquired	1,071
Sold	971
Balance at end of period	300
Balance at beginning of period	2,383
Exercised	(563)
Balance at end of period	1,820
Mijke Zachariasse
Shareholdings By Board Of Directors And Executive Management [Line items]
Acquired	34
Balance at end of period	34
Balance at beginning of period	908
Balance at end of period	908
Daniel Bruno
Shareholdings By Board Of Directors And Executive Management [Line items]
Acquired	1,080
Balance at end of period	1,080
Balance at beginning of period	19,043
Exercised	(6,375)
Balance at end of period	12,668
Executive Management
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	748,745
Acquired	6,112
Transfers	(81,174)
Balance at end of period	673,683
Balance at beginning of period	347,801
Granted	7,771
Cancelled	(28,424)
Transfers	(186,333)
Balance at end of period	140,815
Jan van de Winkel
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	668,484
Acquired	2,939
Balance at end of period	671,423
Balance at beginning of period	65,668
Balance at end of period	65,668
David A. Eatwell
Shareholdings By Board Of Directors And Executive Management [Line items]
Balance at beginning of period	80,261
Acquired	1,776
Transfers	(82,037)
Balance at beginning of period	245,201
Cancelled	(28,424)
Transfers	(216,777)
Anthony Pagano
Shareholdings By Board Of Directors And Executive Management [Line items]
Transfers	863
Balance at end of period	863
Transfers	30,444
Balance at end of period	30,444
Judith Klimovsky
Shareholdings By Board Of Directors And Executive Management [Line items]
Acquired	1,397
Balance at end of period	1,397
Balance at beginning of period	36,932
Balance at end of period	36,932
Anthony Mancini
Shareholdings By Board Of Directors And Executive Management [Line items]
Granted	7,771
Balance at end of period	7,771
RSUs
Shareholdings By Board Of Directors And Executive Management [Line items]
Granted | kr	22,672	15,431
RSUs | Board of Directors And Executive Management [Member]
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	92,818
Granted | EquityInstruments	10,206
Settled	(18,723)
Cancelled	(1,128)
Transfers	(4,384)
Outstanding at end of period | EquityInstruments	78,789
RSUs | Board of Directors
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	19,953
Granted | EquityInstruments	1,174
Settled	(6,470)
Transfers	(2,050)
Outstanding at end of period | EquityInstruments	12,607
RSUs | Mats Pettersson
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	2,836
Settled	(786)
Transfers	(2,050)
RSUs | Anders Gersel Pedersen
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	1,807
Settled	(589)
Outstanding at end of period | EquityInstruments	1,218
RSUs | Pernille Erenbjerg
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	1,418
Settled	(393)
Outstanding at end of period | EquityInstruments	1,025
RSUs | Paolo Paoletti
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	1,418
Settled	(393)
Outstanding at end of period | EquityInstruments	1,025
RSUs | Rolf Hoffmann
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	2,146
Settled	(1,121)
Outstanding at end of period | EquityInstruments	1,025
RSUs | Deirdre P. Connelly
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	2,465
Settled	(1,121)
Outstanding at end of period | EquityInstruments	1,344
RSUs | Jonathan Peacock
Shareholdings By Board Of Directors And Executive Management [Line items]
Granted | EquityInstruments	1,174
Outstanding at end of period | EquityInstruments	1,174
RSUs | Peter Storm Kristensen
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	1,832
Settled	(508)
Outstanding at end of period | EquityInstruments	1,324
RSUs | Mijke Zachariasse
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	534
Settled	(75)
Outstanding at end of period | EquityInstruments	459
RSUs | Daniel Bruno
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	5,497
Settled	(1,484)
Outstanding at end of period | EquityInstruments	4,013
RSUs | Executive Management
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	72,865
Granted | EquityInstruments	9,032
Settled	(12,253)
Cancelled	(1,128)
Transfers	(2,334)
Outstanding at end of period | EquityInstruments	66,182
RSUs | Jan van de Winkel
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	37,597
Settled	(5,819)
Outstanding at end of period | EquityInstruments	31,778
RSUs | David A. Eatwell
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	12,375
Settled	(3,634)
Cancelled	(1,128)
Transfers	(7,613)
RSUs | Anthony Pagano
Shareholdings By Board Of Directors And Executive Management [Line items]
Granted | EquityInstruments	2,295
Transfers	5,279
Outstanding at end of period | EquityInstruments	7,574
RSUs | Judith Klimovsky
Shareholdings By Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | EquityInstruments	22,893
Settled	(2,800)
Outstanding at end of period | EquityInstruments	20,093
RSUs | Anthony Mancini
Shareholdings By Board Of Directors And Executive Management [Line items]
Granted | EquityInstruments	6,737
Outstanding at end of period | EquityInstruments	6,737